Nature of operations and reorganizations - Consolidated financial information of the VIE and its subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	$ 170,726		¥ 135,544	¥ 68,168	¥ 1,113,988
Restricted cash	52,232		348,548	38	340,813
Receivables from online payment platforms	132		9,545		862
Shortterm investments	225,801		40,000		1,473,349
Accounts and notes receivable	3,079		38,795		20,089
Inventories, net	50,440		219,311		329,123
Prepayments and other current assets	11,399		103,473		74,383
Amounts due from related parties	3,219				21,006
Total current assets	592,627		1,182,868		3,866,895
Noncurrent assets
Amounts due from related parties			72,789
Property, equipment and leasehold improvement, net	11,418		66,452		74,500
Intangible assets, net	826		5,399		5,393
Longterm investments	613		5,000		4,000
Deferred tax assets	920		104		6,000
Rightofuse assets, net	14,060		90,227		91,743
Other noncurrent assets	1,740		21,266		11,354
Total noncurrent assets	29,577		261,237		192,990
Total assets	622,204		1,444,105		4,059,885
Current liabilities
Accounts and notes payable	223,721		499,021		1,459,782
Contract liabilities	49,109		18,410		320,434
Salary and welfare benefits payable	27,518		42,318		179,558
Taxes payable	55,731		2,783		363,644
Accrued expenses and other current liabilities	17,920		25,633		116,929
Lease liabilitiescurrent portion	6,908		31,439		45,073
Total current liabilities	382,620		619,902		2,496,594
Noncurrent liabilities
Amounts due to related parties			646,011
Deferred tax liabilities	798		10,574		5,210
Lease liabilities-non-current portion	7,578		61,338		49,448
Total noncurrent liabilities	8,376		717,923		54,658
Total liabilities	390,996		1,337,825		2,551,252
Net revenues	585,396	¥ 3,819,712	1,549,354	132,613
Net income/(loss)	(19,631)	(128,101)	47,748	(287)
Net cash (used in)/generated from operating activities	396,840	2,589,383	338,125	(977)
Net cash used in investing activities	(277,839)	(1,812,894)	(497,836)	(397)
Net cash generated from/(used in) financing activities	26,801	174,881	576,402	69,594
Net increase in cash, cash equivalents and restricted cash	$ 148,768	970,709	415,886	68,206
VIE
Current assets
Cash and cash equivalents			129,576		874,757
Restricted cash			348,548		340,813
Receivables from online payment platforms			9,545		862
Shortterm investments			40,000		1,473,349
Accounts and notes receivable			38,795		20,089
Inventories, net			219,311		329,123
Prepayments and other current assets			103,180		58,192
Amounts due from related parties					218,860
Total current assets			888,955		3,316,045
Noncurrent assets
Amounts due from related parties			71,788
Property, equipment and leasehold improvement, net			66,452		74,428
Intangible assets, net			5,399		5,393
Longterm investments			5,000		4,000
Deferred tax assets			44		5,893
Rightofuse assets, net			90,227		91,743
Other noncurrent assets			21,266		11,354
Total noncurrent assets			260,176		192,811
Total assets			1,149,131		3,508,856
Current liabilities
Accounts and notes payable			499,021		1,459,438
Contract liabilities			18,410		320,434
Salary and welfare benefits payable			41,491		179,558
Taxes payable			2,778		363,460
Accrued expenses and other current liabilities			25,632		116,919
Amounts due to related parties			292		105,216
Lease liabilitiescurrent portion			31,439		45,073
Total current liabilities			619,063		2,590,098
Noncurrent liabilities
Amounts due to related parties			351,510		0
Deferred tax liabilities			10,574		5,210
Lease liabilities-non-current portion			61,338		49,448
Total noncurrent liabilities			423,422		54,658
Total liabilities			1,042,485		¥ 2,644,756
Net revenues		3,819,712	1,547,363	131,663
Net income/(loss)		(172,862)	46,885	123
Net cash (used in)/generated from operating activities		2,576,363	366,618	(98)
Net cash used in investing activities		(1,696,105)	(209,184)	(397)
Net cash generated from/(used in) financing activities		(142,812)	252,690	68,495
Net increase in cash, cash equivalents and restricted cash		¥ 737,446	¥ 410,124	¥ 68,000